Investment in Associate (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of associates [abstract]
Schedule of Investment in Associate

	Consolidated
	30 June 2025	30 June 2024
	A$	A$
Non-Current Assets
Investment in Snow Lake Resources	-	7,104,167

Reconciliation
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial year are set out below:

Opening carrying amount	7,104,167	16,767,507
Disposal of Snow Lake Resources investment	(10,502,017)	-
Gain from sale of investment in Snow Lake Resources	6,934,776	-
Share of Snow Lake Resources loss for period	-	(1,975,595)
Impairment and equity method loss of Snow Lake Resources	(3,211,587)	(7,687,745)
Investment costs	(325,339)	-

Closing carrying amount	-	7,104,167